EARNINGS (LOSS) PER SHARE ("EPS") (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Numerator for EPS:
Income (loss) from continuing operations	$ 5,251		$ (567)		$ (482)
Net loss from discontinued operations, net of tax	$ (2,429)		$ (1,147)		$ (548)
Denominator for EPS:
Weighted average number of shares outstanding - Basic	8,799,237		8,808,075		8,815,003
Dilutive shares	9,683
Weighted average number of shares outstanding - Diluted	8,808,920	[1]	8,808,075	[1]	8,815,003	[1]
EPS attributable to controlling interest: Basic and diluted
Net income (loss) from continuing operations	$ 0.60		$ (0.06)		$ (0.05)
Loss from discontinued operations	$ (0.28)		$ (0.13)		$ (0.07)

[1]	Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.